DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
NOTE 4:                      DISCONTINUED OPERATIONS

Effective July 18, 2008, the Company’s former packaging division (INL) was sold for $2,654,000. On the closing date, $2,154,000 was paid to a lender to retire long-term debt. Additionally, $500,000 of the purchase price was held in escrow to secure any of the Company’s indemnification obligations. During 2011 and 2012, the Company settled a total of $150,000 of the amount held for indemnification obligations. At March 31, 2013 and 2012, assets from discontinued operations consisted of $0 and $130,000, respectfully.